OTHER INCOME, NET - Schedule of Other Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Other Income Abstract
Government grant	$ 87,823	$ 36,036
Exchange gains (losses)	30,641	77,346
Bank charges	(5,666)	(3,975)
Miscellaneous income	60,403	43,774
Miscellaneous expenses	(5,794)	(7,230)
Total other income (expenses), net	$ 167,406	$ 145,952